Provisions - Text details (Detail) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2016 EUR (€)	Nov. 30, 2016 USD ($)	Oct. 31, 2014 USD ($)	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)	Nov. 30, 2016 USD ($)	Nov. 05, 2016 USD ($)	Dec. 31, 2014 EUR (€)
Disclosure of other provisions [Line items]
Unused provision reversed, other provisions				€ 88
Provisions				2,059		€ 3,606
Warranty provision [Member]
Disclosure of other provisions [Line items]
Provision used, other provisions				€ (270)		(357)		€ (357)
Provision utilization period				next year
Provisions				€ 201		259
Other provisions				201		259		289			€ 302
Other environment related provision [Member]
Disclosure of other provisions [Line items]
Provision used, other provisions				€ (21)		(24)		(24)
Provision utilization period				five years
Unused provision reversed, other provisions				€ (8)		(36)		(36)
Provisions				160		321
Other provisions				160		321		335			360
Other environment related provision [Member] | Not later than five years [Member]
Disclosure of other provisions [Line items]
Provision used, other provisions				55
Restructuring provision [Member]
Disclosure of other provisions [Line items]
Provision used, other provisions				(96)		(197)		(189)
Unused provision reversed, other provisions				(37)		(61)		(88)
Increase (decrease) through transfers and other changes, other provisions				(107)	[1]	4	[2]
Provisions				112		201
Other provisions				112		201		297			380
Legal proceedings provision [Member]
Disclosure of other provisions [Line items]
Provision used, other provisions				€ (52)		(313)		(186)
Provision utilization period				three years
Unused provision reversed, other provisions				€ (11)		(98)		(25)
Increase (decrease) through transfers and other changes, other provisions				2		(125)		0
Provisions				50		96
Other provisions				€ 50		96		€ 578			€ 653
Legal proceedings provision [Member] | Masimo Corporation [Member]
Disclosure of other provisions [Line items]
Losses on litigation settlements | $		$ 467	$ 467
Cash transferred	€ 280								$ 305	$ 300
Unused provision reversed, other provisions	79	86
Increase (decrease) through transfers and other changes, other provisions	€ 125	136
Donations and subsidies expense | $		5
Commitment for sales targets, marketing and product integration | $		$ 136
Other provisions [Member]
Disclosure of other provisions [Line items]
Provision utilization period				five years
Provisions for possible taxes, social security [Member]
Disclosure of other provisions [Line items]
Other provisions				€ 97		131
Provisions for rights of return [Member]
Disclosure of other provisions [Line items]
Provision utilization period				year
Other provisions				€ 37		46
Onerous contracts provision [Member]
Disclosure of other provisions [Line items]
Other provisions				€ 31		85
Provisions for employee jubilee funds [Member]
Disclosure of other provisions [Line items]
Provision utilization period				five years
Other provisions				€ 57		84
Self-insurance provisions [Member]
Disclosure of other provisions [Line items]
Other provisions				€ 48		77
Provisions for decommissioning, restoration and rehabilitation costs [Member]
Disclosure of other provisions [Line items]
Provision utilization period				five years
Other provisions				€ 32		48
Provisions for other employee benefits and obligatory severance payments [Member]
Disclosure of other provisions [Line items]
Other provisions				€ 24		38
Provisions for contingent considerations [Member]
Disclosure of other provisions [Line items]
Provision utilization period				five years
Other provisions				€ 66		€ 11

[1]	Other changes primarily relate to translation differences and reclassifications to liabilities directly associated with assets held for sale.
[2]	Other changes primarily relate to translation differences and transfers between segments